Stock Appreciation Rights - Additional Information (Detail) - Stock appreciation rights [member]	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 $ / shares	Dec. 31, 2017 CNY (¥)	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock appreciation right units to eligible employees, number of units approved for granting			916,700,000
Stock appreciation right units to eligible employees, exercise price | $ / shares			$ 4.76
Stock appreciation right units to eligible employees, maximum percentage exercisable					100.00%	66.70%	33.30%
Number of stock appreciation right units exercised	0	0
Compensation expense	¥ (152,000,000)	¥ (102,000,000)
Liability arising from stock appreciation rights	¥ 0			¥ 0